Leases (Tables)	12 Months Ended
Dec. 31, 2012
Leases [Abstract]
Lessee, Future Minimum Rental Payments

2013	$3.8
2014	3.6
2015	3.0
2016	2.8
2017	2.7
Thereafter	18.4
Total	$34.3

Lessor, Future Minimum Payments Receivable

2013	$205.3
2014	200.0
2015	167.7
2016	115.9
2017	83.4
Thereafter	200.7
Total	$973.0